CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 231,054	$ 200,691
Interest-bearing deposits with other banks	20,305	56,948
Investment securities available-for-sale, at fair value (amortized cost $3,330,029 at December 31, 2020 and $2,798,298 at December 31, 2019)	3,424,580	2,852,084
Investment securities held-to-maturity (fair value $136,698 at December 31, 2020 and $142,821 at December 31, 2019)	131,687	142,862
Other investments	133,198	125,020
Loans held for sale	41,103	13,680
Loans and leases
Total loans and leases	9,900,970	9,201,665
Loans and Leases Receivable, Allowance	175,679	57,650
Net loans and leases	9,725,291	9,144,015
Premises and equipment	207,211	214,506
Goodwill	937,771	937,771
Other intangibles	64,552	76,201
Accrued interest and other assets	1,056,382	747,847
Deposits
Interest-bearing demand	2,914,787	2,364,881
Savings	3,680,774	2,960,979
Time	1,872,733	2,240,441
Total interest-bearing deposits	8,468,294	7,566,301
Total assets	15,973,134	14,511,625
Noninterest-bearing	3,763,709	2,643,928
Total deposits	12,232,003	10,210,229
Federal funds purchased and securities sold under agreements to repurchase	166,594	165,181
FHLB short-term borrowings	0	1,151,000
Total short-term borrowings	166,594	1,316,181
Long-term debt	776,202	414,376
Total borrowed funds	942,796	1,730,557
Accrued interest and other liabilities	516,265	323,134
Total liabilities	13,691,064	12,263,920
Shareholders' equity
Common stock - no par value	1,638,947	1,640,771
Retained earnings	720,429	711,249
Accumulated other comprehensive income (loss)	48,664	13,323
Treasury stock, at cost, 6,259,865 shares in 2020 and 5,790,796 shares in 2019	(125,970)	(117,638)
Total shareholders' equity	2,282,070	2,247,705
Total liabilities and shareholders’ equity	15,973,134	14,511,625
Commercial & industrial
Loans and leases
Total loans and leases	3,007,509	2,465,877
Lease financing
Loans and leases
Total loans and leases	72,987	88,364
Construction real estate
Loans and leases
Total loans and leases	636,096	493,182
Commercial real estate
Loans and leases
Total loans and leases	4,307,858	4,194,651
Residential real estate
Loans and leases
Total loans and leases	1,003,086	1,055,949
Home equity
Loans and leases
Total loans and leases	743,099	771,869
Installment
Loans and leases
Total loans and leases	81,850	82,589
Credit card
Loans and leases
Total loans and leases	$ 48,485	$ 49,184